Organization and Business Operation (Tables)	12 Months Ended
Dec. 31, 2016
Organization and Business Operation [Abstract]
Schedule of net income shares based on achievement of specified net income targets
		Number of Inc’s ordinary shares
Fiscal year	Net Income Target	Controlling Shareholders	Migdal	ASM Former Shareholder	Total
2015	$27,000,000	3,384,000	108,000	108,000	3,600,000
2016	$40,000,000	1,739,000	55,500	55,500	1,850,000
2017	$60,000,000	1,880,000	60,000	60,000	2,000,000
2018	$80,000,000	940,000	30,000	30,000	1,000,000